VY JPMorgan Emerging Markets Equity Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			38.59%	(0.26%)	8.65%
Performance Inception Date		Mar. 23, 2006
Class ADV | MSCI ACWI Ex-U.S. Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.39%	7.91%	8.41%
Class ADV | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.57%	4.20%	8.42%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			39.06%	0.29%	9.27%
Performance Inception Date		Dec. 02, 2005
Class I | MSCI ACWI Ex-U.S. Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.39%	7.91%	8.41%
Class I | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.57%	4.20%	8.42%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			38.77%	0.04%	9.00%
Performance Inception Date		Feb. 18, 1998
Class S | MSCI ACWI Ex-U.S. Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.39%	7.91%	8.41%
Class S | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.57%	4.20%	8.42%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			38.84%	(0.05%)	8.87%
Performance Inception Date		Sep. 09, 2002
Class S2 | MSCI ACWI Ex-U.S. Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.39%	7.91%	8.41%
Class S2 | MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.57%	4.20%	8.42%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.